Business Combination - Schedule of Determination of Goodwill (Detail) $ in Thousands, R$ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Feb. 14, 2017 USD ($)	Feb. 14, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	[1]	Jan. 01, 2016 USD ($)	[1]
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 713,175				$ 714,758		$ 625,492
Celg Distribuicao SA [Member]
Disclosure Of Business Combinations [Line Items]
Cash consideration transferred	729,975	R$ 2,268,667
(-) Net assets acquired and liabilities assumed	$ (729,975)	R$ (2,268,667)	$ (729,975)	R$ (2,268,668)

[1]	As Restated